INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Foreign tax credit subject to expiration	$ 1,300
Valuation allowance	1,334	$ 1,002	$ 0
Tax effected federal research credit carryforwards	600
Tax effected state net operating loss carryforwards	1,900
Unrecognized tax benefits that impact the effective tax rate, if recognized	600
Tax interest and penalties accured	100
Audit adjustment	100
Foreign tax credit and other foreign deferred tax assets
Operating Loss Carryforwards [Line Items]
Valuation allowance	1,300
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	40,000
State | California
Operating Loss Carryforwards [Line Items]
Tax effected federal research credit carryforwards	3,100
State | Texas
Operating Loss Carryforwards [Line Items]
Tax effected federal research credit carryforwards	$ 600